Impairment losses and goodwill - Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 27,644	€ 27,174	€ 26,911
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	33,579	32,949	32,687	€ 32,689
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(5,935)	(5,775)	(5,776)	€ (5,710)
France, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,364	14,364	14,364
France, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,377
France, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
Spain, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,872	6,840	6,818
Spain, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,986
Spain, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(114)
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,665	2,581	2,589
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,683
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(4,017)
Poland, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	140	111	116
Poland, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,856
Poland, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,716)
Orange Belgium [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	350	298	298
Orange Belgium [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,063
Orange Belgium [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Orange Romania [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,236	1,236	1,236
Orange Romania [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,806
Orange Romania [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(570)
Orange Slovakia [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Orange Slovakia [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Orange Moldova [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	83	79	83
Orange Moldova [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	83
Orange Luxembourg [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	50	50
Orange Luxembourg [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Orange Luxembourg [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(19)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,481	1,542	1,629
Africa and Middle-East, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,621
Africa and Middle-East, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(1,140)
Orange Egypt for Telecommunications and subsidiaries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	617
Orange Egypt for Telecommunications and subsidiaries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(617)
Orange Burkina Faso [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428	428	448
Orange Burkina Faso [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428
Orange Cote d'Ivoire [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Orange Cote d'Ivoire [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Orange Cote d'Ivoire [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Jordan Telecom and subsidiaries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	112	163	210
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	280
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(168)
Medi Telecom [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	257	251	246
Medi Telecom [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	257
Orange Sierra Leone [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134	152	181
Orange Sierra Leone [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Orange RDC [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	199
Orange RDC [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(199)
Orange Cameroon [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	44
Orange Cameroon [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Orange Cameroon [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Other African and Middle-East countries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	131	129	125
Other African and Middle-East countries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	155
Other African and Middle-East countries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(25)
Enterprise, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,245	1,830	1,493
Enterprise, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,894
Enterprise, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(650)
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	€ 17	€ 18
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 18